Loans and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Loans and other liabilities
Schedule of components of loans and other liabilities
(a)	The loans and other liabilities are as follows:

	2021	2020

	US$’000
Non-current liabilities
Loans from financial institutions	35,235	3,714
Loan from shipyard	56,591	52,240
Other loans and liabilities	29,001	39,817
Debentures		423,700
	120,827	519,471
Current liabilities
Current portion of loans from financial institution	13,605	6,213
Current portion of other loans and liabilities	10,594	9,855
	24,199	16,068

Short-term borrowings	106,503	122,501
	130,702	138,569

Schedule of terms and debt repayment schedule of outstanding loans

Terms and conditions of outstanding loans are as follows:

	December 31, 2021
					Carrying
		Effective	Year of	Face	Amount
	Currency	interest (2)	Maturity	value	(3)

				US $’000
Long-term loans:
Tranche E (1)	US$	8.7%	2026	74,711	56,591
Other	US$	(*) 6.6%	2022-2026	86,328	86,328
Long-term liabilities	US$		2022	2,107	2,107
Short-term credit from banks (4)	US$	2.4%	2022	106,503	106,503
				269,649	251,529

	December 31, 2020
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount (3)

				US $’000
Debentures :
Tranche C (1)	US$	7%	2023	302,219	297,816
Tranche D (1)	US$	7.9%	2023	130,347	125,884
Long-term loans:
Tranche E (1)	US$	8.7%	2026	73,400	52,240
Other	US$	(*) 9.4%	2022-2025	56,204	56,204
Long-term liabilities	US$		2022-2022	3,395	3,395
Short-term credit from banks (4)	US$	2.7%	2022	122,501	122,501
				688,066	658,040

(*)Weighted average.

Schedule of movement in liabilities deriving from financing activities

	Loans and other liabilities
	Loans and
	other		Lease
	Liabilities	Debentures	Liabilities
Balance as at January 1, 2021	234,340	423,700	1,174,016
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	50,000
Repayment of borrowings and lease liabilities	(19,734)	(433,799)	(737,780)
Change in short-term loans	(15,998)
Additional leases			1,779,748
Modifications			863,999
Other changes (*)	2,921	10,099	(8,303)
Balance as at December 31, 2021	251,529	—	3,071,680

(*)	Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.

	Loans and other liabilities
	Loans and
	other		Lease
	Liabilities	Debentures	Liabilities
Balance as at January 1, 2020	226,525	455,474	857,326
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	9,052
Repayment of borrowings and lease liabilities	(9,258)	(61,705)	(265,262)
Change in short-term loans	6,071
Additional leases			447,647
Modifications			134,777
Other changes (*)	1,950	29,931	(472)
Balance as at December 31, 2020	234,340	423,700	1,174,016

(*)	Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.